Annual Fund Operating Expenses - Invesco Financial Preferred ETF - ETF	Aug. 27, 2021
Operating Expenses:
Management Fees	0.50%
Other Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	0.55%

[1]	“Other Expenses” have been restated to reflect current fees.